Award Timing Disclosure	12 Months Ended
Apr. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Company Policies and
Practices Related to the Grant
of Certain Equity Awards Close
in Time to the Release of
Material Nonpublic Information
Generally, the Compensation and Leadership Development Committee (or the Board in the case of our CEO) approves the grant of annual equity awards at a pre-scheduled meeting during the first quarter of the fiscal year. Further, as a matter of policy, the Compensation and Leadership Development Committee and the Board do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards or the number of shares subject to equity awards. The Compensation and Leadership Development Committee and the Board also do not grant option awards while in possession of material nonpublic information.
We currently do not grant stock options or option-like instruments, and during fiscal year 2026, no named executive officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Generally, the Compensation and Leadership Development Committee (or the Board in the case of our CEO) approves the grant of annual equity awards at a pre-scheduled meeting during the first quarter of the fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Further, as a matter of policy, the Compensation and Leadership Development Committee and the Board do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards or the number of shares subject to equity awards. The Compensation and Leadership Development Committee and the Board also do not grant option awards while in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false